Note 34 - Other contingent assets and liabilities	12 Months Ended
Dec. 31, 2019
Other contingent assets and liabilities
Disclosure of other contingent assets and liabilities

34. Other contingent assets and liabilities

As of December, 2019, 2018 and 2017 there were no material contingent assets or liabilities other than those disclosed in the accompanying Notes to the consolidated financial statements.